STADION INVESTMENT TRUST

FILED VIA EDGAR

October 2, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Stadion Investment Trust
File Nos. 333-103714

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the  undersigned certifies   that  (i)  the  form  of  Prospectus  and  Statement  of  Additional Information that would have been filed under paragraph (c) of Rule 497 would not have  differed  from that  contained  in the most  recent  amendment  to Stadion Investment Trust's registration statement on Form N-1A (Post-Effective Amendment No.  28)  and  (ii)  the  text of the  most  recent  amendment  has  been  filed electronically.

Please direct any questions  regarding  this filing to the  undersigned at 513/587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary